Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Transactions from Employee Option and Share Plans

The following transactions took place resulting from employee option and share plans in 2015:

2015

Total shares in treasury at beginning of year	19,171,454
Total cost	1,219

Shares acquired under repurchase program	5,336,310
Average price in $ per share	88.93
Amount paid	475

Shares delivered	5,008,782
Average price in $ per share	62.30
Amount received	51

Shares issued for the business combination	15,500,000

Total shares in treasury at end of year	3,998,982
Total cost	342